Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Share Exchange. On July 20, 2022, the Company issued an aggregate of 4,014,012 shares of its Class A common stock and cancelled an equal number of shares of Class V common stock pursuant to the terms of the Company’s existing Exchange Agreement dated as of July 20, 2021 that permits holders of the Company’s Class V common stock and Class B Units to tender a set of one share of Class V common stock and one Holdings Class B Unit and for redemption for one share of Class A common stock. The securities were issued in reliance on the exemption from registration provided by Section 4(a)(2) under the Securities Act of 1933, as amended, and/or Regulation D promulgated thereunder.

Nasdaq Deficiency Letter. On August 4, 2022, the Company received a deficiency letter from the Nasdaq Listing Qualifications Department (the “Staff”) of the Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, for the last 30 consecutive business days, the closing bid price for the Company’s Class A common stock has been below the minimum $1.00 per share required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2) (“Rule 5550(a)(2)”). The Nasdaq deficiency letter has no immediate effect on the listing of the Company’s Class A common stock, and its Class A common stock will continue to trade on The Nasdaq Capital Market under the symbol “SNAX” at this time. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been given 180 calendar days, or until January 31, 2023, to regain compliance with Rule 5550(a)(2). If at any time before January 31, 2023, the bid price of the Company’s Class A common stock closes at $1.00 per share or more for a minimum of 10 consecutive business days, the Staff will provide written confirmation that the Company has achieved compliance. If the Company does not regain compliance with Rule 5550(a)(2) by January 31, 2023, the Company may be afforded a second 180 calendar day period to regain compliance. The Company intends to actively monitor the closing bid price for its Class A common stock and will consider available options to resolve the deficiency and regain compliance with Rule 5550(a)(2).

Note 17 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 6, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with select accredited investors (the “2022 PIPE Investors”), relating to the issuance and sale of 2,496,934 shares of the Company’s Class A common stock and, in lieu of Class A common stock, pre-funded warrants to purchase 7,797,184 shares of Class A common stock (the “PIPE Pre-Funded Warrants”), and accompanying warrants (the “PIPE Warrants”) to purchase up to 10,294,118 shares of Class A common stock with an exercise price equal to $3.60 and a term of five years (the “Offering”). The Offering closed on January 11, 2022. The Class A common stock and PIPE Warrants were sold at a combined purchase price of $3.40 per share (less $0.0001 per share for PIPE Pre-Funded Warrants). The Company received gross proceeds from the Offering of approximately $35 million before deducting estimated offering expenses. The securities were issued in reliance on the exemption from registration provided by Section 4(a)(2) under the Securities Act of 1933, as amended, and/or Regulation D promulgated thereunder.

On January 31, 2022, the Company repaid approximately $6,841,000 of principal and interest to Origin under the Line of Credit and the outstanding notes, which represented all of the outstanding indebtedness to Origin.